UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Prairie Fund

June 30, 2004

The Prairie Fund

	Schedule of Investments
		June 30, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Beverage
5,000	Coca Cola Co.	252,400
2,000	Pepsico, Inc.	107,760
		360,160	13.90%

Communications Equipment
10,000	Lucent Technologies, Inc. *	37,800	1.46%

Communication Services
145	Avaya, Inc. *	2,290
4,800	Nextel Communications, Inc. Class A *	127,968
		130,258	5.03%

Computer/Office
1,000	International Business Machines, Inc.	88,150	3.40%

Conglomerate
5,000	General Electric Co.	162,000	6.25%

Converted Paper & Paperboard Products
1,000	Avery Dennison Corp.	64,010	2.47%

Data Processing
5,000	DST Systems, Inc. *	240,450	9.28%

Drugs
1,500	Bristol Myers Squibb Co.	36,750
5,000	Pfizer, Inc.	171,400
301	Medco Health Solutions, Inc. *	11,287
2,500	Merck & Co. Inc.	118,750
4,000	Schering-Plough Corp.	73,920
		412,107	15.91%
Drugs, Distribution
3,500	McKesson Corp.	120,155	4.64%

Drug Stores
2,000	Walgreen Co.	72,420	2.80%

Electric Services
1,000	Maine & Maritimes Corp.	32,000	1.24%

Fast Foods
4,000	McDonalds Corp.	104,000	4.02%

Food Processing
1,000	J.M. Smucker Company	45,910	1.77%

Furniture and Fixtures
2,500	Ethan Allen Interiors, Inc.	89,775	3.47%

Health
2,000	Smith & Nephew PLC +	110,540	4.27%

Holding Companies
3	Berkshire Hathaway, Inc. Class A *	266,850	10.30%

Household Products
3,000	Proctor & Gamble Co.	163,320	6.31%

Medical Equipment & Supplies
150	Zimmer Holdings, Inc. *	13,230	0.51%

Semiconductors
107	Agere Systems, Inc. Class A *	246	0.01%

	Total Common Stocks	2,513,381	97.03%

Money Market Funds
63,015	UMB Money Market .26% **	63,015	2.42%

	Total Money Market Funds	63,015	2.42%

	Total Investments	2,576,396	99.46%

	Liabilities In Excess of Other Assets	13,864	0.54%

	Net Assets	$ 2,590,260	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at June 30, 2004.
+ADR American Depository Receipt

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 2,576,396
(Identified Cost - 2,870,708)
Cash	3,145
Receivables:
Dividends and Interest	4,769
Prepaid Insurance	19,750
Total Assets	2,604,060
Liabilities:
Accrued Advisor Fees	2,334
Accrued Expenses	11,466
Total Liabilities	13,800

Net Assets	$ 2,590,260
Net Assets Consist of:
Paid In Capital	3,123,872
Accumulated Undistributed Net Investment Loss	(24,013)
Accumulated Realized Gain (Loss) on Investments - Net	(215,287)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(294,312)
Net Assets, for Shares Outstanding	$ 2,590,260
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price
Per Share ($2,590,260/362,865 shares)	$7.14
Offering Price Per Share	$7.14

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Operations
For the six months ended June 30, 2004 (Unaudited)

Investment Income:
Dividends	$ 23,214
Interest	59
Total Investment Income	23,273
Expenses:
Legal fees	6,096
Management and Advisory fees (Note 3)	12,804
Transfer Agent & Fund Accounting Fees	5,997
Audit fees	5,496
Insurance Expense	14,061
Custodial Fees	1,875
Printing Expense	501
Registration Expense	456
Total Expenses	47,286

Net Investment Loss	(24,013)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	20,283
Change in Unrealized Appreciation (Depreciation) on Investments	91,141
Net Realized and Unrealized Gain (Loss) on Investments	111,424

Net Increase (Decrease) in Net Assets from Operations	$ 87,411

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2004	1/1/2003	1/1/2002
	to	to	to
	6/30/2004	12/31/2003	12/31/2002
From Operations:
Net Investment Income/(Loss)	$ (24,013)	$ (88,612)	$ (68,971)
Net Realized Gain (Loss) on Investments	20,283	(165,843)	11,334
Change in Net Unrealized Appreciation (Depreciation)	91,141	584,974	(686,300)
Increase (Decrease) in Net Assets from Operations	87,411	330,519	(743,937)
From Distributions to Shareholders:
Net Investment Income	0	0	0
Net Realized Gain (Loss) from Security Transactions	(616)	(14,495)	(60,531)
Net Increase (Decrease) from Distributions	(616)	(14,495)	(60,531)
From Capital Share Transactions:
Proceeds From Sale of Shares	0	0	5,217
Shares Issued on Reinvestment of Dividends	616	14,495	60,531
Cost of Shares Redeemed	0	(130,000)	(50,000)
Net Increase (Decrease) from Shareholder Activity	616	(115,505)	15,748

Net Increase (Decrease) in Net Assets	87,411	200,519	(788,720)

Net Assets at Beginning of Period	$ 2,502,849	$ 2,302,330	$ 3,091,050
Net Assets at End of Period (Including undistributed net investment	$ 2,590,260	$ 2,502,849	$ 2,302,330
income of $0 and $0, respectively)

Share Transactions:
Issued	0	0	746
Reinvested	85	2,072	10,055
Redeemed	0	(20,700)	(8,052)
Net increase (decrease) in shares	85	(18,628)	2,749
Shares outstanding beginning of period	362,780	381,408	378,659
Shares outstanding end of period	362,865	362,780	381,408

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2004	1/1/2003	1/1/2002	1/1/2001	1/1/2000*
	to	to	to	to	to
	6/30/2004	12/31/2003	12/31/2002	12/31/2001	12/31/2000
Net Asset Value -
Beginning of Period	$ 6.90	$ 6.04	$ 8.16	$ 9.98	10.00
Net Investment Income/(Loss)	(0.07)	(0.24)	(0.18)	(0.26)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	0.31	1.14	(1.78)	(1.56)	0.05
Total from Investment Operations	0.24	0.90	(1.96)	(1.82)	(0.02)
Distributions
(from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.04)	(0.16)	0.00	0.00
Total Distributions	0.00	(0.04)	(0.16)	0.00	0.00
Net Asset Value -
End of Period	$ 7.14	$ 6.90	$ 6.04	$ 8.16	9.98
Total Return (a)	3.50%	14.90%	(23.98)%	(18.24)%	(0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,590	2,503	2,302	3,091	3,780

Ratio of Expenses to Average Net Assets - before reimbursements	3.69%	5.14%	3.65%	4.00%	2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements	3.69%	5.14%	3.65%	4.00%	1.52%
Ratio of Net Loss to Average Net Assets - before reimbursements	(1.88)%	(3.82)%	(2.60)%	(3.00)%	(0.79)%
Ratio of Net Loss to Average Net Assets - net of reimbursements	(1.88)%	(3.82)%	(2.60)%	(3.00)%	(1.87)%
Portfolio Turnover Rate	0.00%	8.86%	1.81%	22.70%	23.84%

* commencement of operations.
(a) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of the financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2004 (UNAUDITED)

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”). It was incorporated and elected S-Corporation status on May 25, 1999.  The fund began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities (Note 4).  The Fund is also registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company, effective August 2, 2000.  On August 6, 2000 the entity reorganized as a Delaware business trust.  The Fund’s shares are not currently available for sale to the public, but the Board of Trustees approved public registration under the Securities Act of 1933 at the June 26, 2003 Board of Trustees meeting.  March 15, 2004 is the estimated filing date.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investment in securities traded on a national securities and exchange (or reported on the Nasdaq national market) are stated at the last reported sales price of the day of valuation; other securities traded over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. At June 30, 2004, the Fund reclassified net investment loss of $24,013 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

ZMA serves as the Fund’s investment advisor, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  The Fund pays its own expenses.  The investment advisor has agreed to pay any amount of the fees for the Fund’s custodian, administrator, transfer agent and Investment Company Institute membership that exceed in the aggregate one percent (1.00%) of the Fund’s net asset value for the year.  The advisor received management fees of $12,804 for the six months ended June 30, 2004.  For the six months ended June 30, 2004, there were no reimbursements required of ZMA.

4.)

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investment securities were $0 and $27,484, respectively.  For the six months ended June 30, 2004, the Fund recorded realized gains of $20,283 for financial statement purposes and $9,859 realized gains for income tax purposes.

For the six months ended June 30, 2004, the Fund’s investment portfolio had a net unrealized loss of $294,312 for financial statement purposes, with the market value of securities transferred in during the initial year constituting the Fund’s basis in the marketable securities.

The aggregate cost of securities for federal income tax purposes was $2,870,708 at June 30, 2004.

At June 30, 2004, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Depreciation
330,932	(625,244)	294,312

5.) RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2004, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 100% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

On March 3, 2004, a distribution of $.0017 was declared.  The dividend was paid on March 4, 2004 to shareholders of record March 3, 2004.

The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

Distributions paid from:	2004	2003
Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	616	14,495
	$ 616	$ 14,495

As of June 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 0
Undistributed long-term capital gains/(accumulated losses)	(215,287)
Undistributed appreciation/(depreciation)	(294,312)
$(509,599)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the difference in original cost basis of securities owned and the market value of securities at the time of transfer.

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd,  Suite C

Brecksville, Ohio 44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd, 10th Floor

Kansas City, MO 64106

Counsel

Morgan, Lewis & Bockius LLP

5300 First Union Financial Center

200 South Biscayne Boulevard

Miami, FL33131-2339

Independent Auditors

McCurdy & Associates CPA’s Inc.

27955 Clemens Road

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date August 25, 2004